Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: (212) 707-1791

Law Department

April 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

AXA Equitable Separate Account FP

Form N-6 Registration Statement

CIK No. 00000771726

File Nos: 333-134307 and 811-04335

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing, and effectiveness on April 30, 2012, pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 14 and Amendment No. 198 (“Amendment”) to AXA Equitable’s Form N-6 Registration Statement File Nos. 333-134307 and 811-04335 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account FP (“Separate Account”) of AXA Equitable.

The Separate Account funds the variable portion of the flexible premium variable life insurance policies that are described in this filing and that are issued by AXA Equitable. The Amendment includes updated financial data as of December 31, 2011, as well as other updated information and changes of a stylistic and clarifying nature.

We are relying on Post-Effective Amendment No. 16 (File No. 333-103202) filed on January 23, 2012 under Rule 485(a) on Form N-6 describing the special services available to policy owners (and corresponding fees) for the Survivorship Incentive LifeSM variable life policies. On February 24, 2012, we were informed that Ms. White of the Securities and Exchange Commission’s staff had no additional comments on the filing. Today, we file Post-Effective Amendment No. 18 under Rule 485 (b) to make other non-material and editorial changes. We requested and received approval to file substantially identical prospectus disclosure (as was reviewed by the staff) in our other product prospectuses via post-effective amendment to AXA Equitable’s variable policies registration statements, including this registration statement, pursuant to Rule 485 (b)(1)(vii) under the 1933 Act. This Post-Effective Amendment under Rule 485 (b)(1)(vii) is being filed to add this prospectus disclosure.

I hereby certify that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b)(1)(vii) under the 1933 Act and the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

CC:	Christopher E. Palmer, Esq.